Submission	Mar. 02, 2026
Submission [Line Items]
Central Index Key	0000083246
Registrant Name	HSBC USA INC /MD/
Registration File Number	333-277211
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A